Share Capital - Schedule of Share Capital and Share Premium (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2022 shares	Mar. 31, 2021 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance			¥ 1,735,831		¥ (1,024,945)	¥ (298,287)
Issuance of ordinary shares, net of issuance costs			132		1,305,819
Conversion from preferred shares to ordinary shares					2,743,625
Exercise of stock options					1,005
Balance			¥ 1,096,870	$ 157,492	¥ 1,735,831	¥ (1,024,945)
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares | shares			57,483,410	57,483,410	19,653,791	17,684,770
Issuance of Ordinary Shares, shares | shares					12,937,500	1,686,495
Conversion from preferred shares to ordinary shares, shares | shares					24,791,804
Repurchase of ordinary shares, shares | shares		(20,765)			(20,765)
Issuance of shares to Co-Founders, shares | shares					121,080	282,526
Issuance of treasury shares, shares | shares			25,468	25,468
Shares surrendered and cancelled | shares	60,540		(60,540)	(60,540)
Balance, shares | shares			57,448,338	57,448,338	57,483,410	19,653,791
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Balance			¥ 66		¥ 24	¥ 21
Issuance of ordinary shares, net of issuance costs					14
Conversion from preferred shares to ordinary shares					28
Issuance of shares to Co-Founders						1
Issuance of treasury shares						2
Balance			66		66	24
Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Balance			4,094,434		41,466	38,123
Issuance of ordinary shares, net of issuance costs			¥ 132		1,305,805
Issuance of Ordinary Shares, shares | shares			132	132
Conversion from preferred shares to ordinary shares					2,743,597
Issuance of shares to Co-Founders					1,417	3,343
Exercise of stock options					2,149
Balance			¥ 4,094,566		4,094,434	41,466
Share Capital and Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Balance			4,094,500		41,490	38,144
Issuance of ordinary shares, net of issuance costs					1,305,819
Conversion from preferred shares to ordinary shares					2,743,625
Issuance of shares to Co-Founders					1,417	3,344
Issuance of treasury shares			132			2
Exercise of stock options					2,149
Balance			¥ 4,094,632		¥ 4,094,500	¥ 41,490